As filed with the Securities and Exchange Commission on September 22, 2011

Registration Nos. 033-12608 and 811-05059

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72	☒

HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600

San Francisco, CA 94104

(Address of Principal Executive Offices) (zip)

Registrant’s telephone number, including area code: (800) 433-6884

Name and address of agent for service:

John M. Loder, Esq.

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 7, 2011, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This post-effective amendment No. 70 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 7, 2011, as the new effective date for post-effective amendment No. 68 filed pursuant to Rule 485(a) under the Securities Act on July 25, 2011. This post-effective amendment No. 70 is not intended to amend or supersede any information contained in post-effective amendment No. 68.

This Post-Effective Amendment No. 70 relates solely to Class U Shares of HighMark Value Momentum Fund, a series of the Registrant. No prospectus or statement of additional information contained in the Registrant’s Registration Statement relating to the other share classes of HighMark Value Momentum Fund or the other series of the Registrant is amended or superseded hereby.

HIGHMARK FUNDS

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of post-effective amendment No. 68 to the registration statement on Form N-1A of HighMark Funds (the “Registrant”) under the Securities Act of 1933, as amended, and amendment No. 70 to the Registrant’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 25, 2011 (“Amendment No. 68/70”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 68/70 to the Registrant’s registration statement on Form N-1A filed with the SEC on July 25, 2011.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 68/70 to the Registrant’s registration statement on Form N-1A filed with the SEC on July 25, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 22nd day of September, 2011.

HighMark Funds

By:	/S/ EARLE A. MALM II
Earle A. Malm II
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/S/ EARLE A. MALM II Earle A. Malm II	President (Principal Executive Officer), Trustee	September 22, 2011

/S/ PAMELA O’DONNELL Pamela O’Donnell	Vice President, Treasurer and Chief Financial Officer	September 22, 2011

*/S/ DAVID E. BENKERT David E. Benkert	Trustee	September 22, 2011

*/S/ THOMAS L. BRAJE Thomas L. Braje	Trustee	September 22, 2011

*/S/ EVELYN S. DILSAVER Evelyn S. Dilsaver	Trustee	September 22, 2011

*/S/ DAVID A. GOLDFARB David A. Goldfarb	Trustee	September 22, 2011

*/S/ MICHAEL L. NOEL Michael L. Noel	Trustee	September 22, 2011

*/S/ MINDY M. POSOFF Mindy M. Posoff	Trustee	September 22, 2011

*By:	/S/ EARLE A. MALM II
Earle A. Malm II

Attorney-In-Fact, pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 64 (filed November 16, 2010) to Registrant’s Registration Statement on Form N-1A.